NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Growth Fund
Nationwide HighMark Large Cap Core Equity Fund
Nationwide HighMark Small Cap Core Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide Ziegler Equity Income Fund

Supplement dated July 20, 2017
to the Prospectus dated February 28, 2017 (as revised May 24, 2017)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund

Effective immediately:

1.	The information under the heading "Portfolio Management – Subadviser" on pages 14 and 17 of the Prospectus is deleted in its entirety and replaced with the following:

Geneva Capital Management LLC

2.	The table under the heading "Portfolio Management – Portfolio Managers" on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Amy S. Croen, CFA	Portfolio Manager	Since 1999
William A. Priebe, CFA	Portfolio Manager	Since 1999
William S. Priebe	Portfolio Manager	Since 2006
Jose Munoz, CFA	Portfolio Manager	Since 2017

3.	The table under the heading "Portfolio Management – Portfolio Managers" on page 17 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Amy S. Croen, CFA	Portfolio Manager	Since 2009
William A. Priebe, CFA	Portfolio Manager	Since 2009
William S. Priebe	Portfolio Manager	Since 2009
Jose Munoz, CFA	Portfolio Manager	Since 2017

4.	The information under the heading "Subadvisers – HENDERSON GENEVA CAPITAL MANAGEMENT ("HENDERSON GENEVA")" on page 57 of the Prospectus is deleted in its entirety and replaced with the following:

GENEVA CAPITAL MANAGEMENT LLC ("GENEVA") is the subadviser to the Nationwide Geneva Mid Cap Growth Fund and the Nationwide Small Cap Growth Fund.  Geneva is a registered investment adviser under the Advisers Act and is organized as a Delaware limited liability company.  Geneva is a wholly owned subsidiary of Henderson Global Investors (North America) Inc. ("HGINA"), and HGINA is an indirect, wholly owned subsidiary of Janus Henderson Investors.  Geneva is located at 100 E. Wisconsin Avenue, Suite 2550, Milwaukee, WI 53202.  As of May 31, 2017, Geneva had approximately $5.5 billion in assets under management.  Geneva has been providing investment management services since 1987.

5.
The information under the heading "Portfolio Management – Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund" on page 58 of the Prospectus is deleted in its entirety and replaced with the following:

Amy S. Croen, CFA, William A. Priebe, CFA, William S. Priebe and Jose Munoz, CFA, are jointly responsible for the day-to-day management of the Funds, including selection of each Fund's investments.

Ms. Croen, Portfolio Manager, has been associated with Geneva since 1987, and served as Chief Compliance Officer from 2004 to 2008.

Mr. Priebe, Portfolio Manager, has been associated with Geneva since 1987.

Mr. Priebe, Portfolio Manager, has been associated with Geneva since 2004.

Mr. Munoz, Portfolio Manager, has been associated with Geneva Since 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE